Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.06)
Basic and diluted (in Shares) (in Shares)	290,352,352	239,074,612	277,460,722	214,943,810	220,962,339	107,723,188
Continuing operations – basic and diluted (in Dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Discontinued operations – basic and diluted (in Dollars per share)